Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of federal statutory rate
	2019	2018

Federal statutory taxes	(21.00)%	(21.00)%
State income taxes, net of federal tax benefit	(4.35)%	(4.35)%
Nondeductible items	-	-
Change in tax rate estimates	-	-
Change in valuation allowance	25.35%	25.35%
	-%	-%

Schedule of components of net deferred tax assets including valuation allowance
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$5,514,632	$4,966,666
Total deferred tax assets	5,514,632	4,666,666
Valuation allowance	(5,514,632)	(4,966,666)
Net deferred tax assets	$-	$-